Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of the Fair Value of Warrant Liabilities	The fair value of warrant liabilities is as follows:
	As of December 31,	As of December 31,
	2024	2023
2023 private placement	8,013	34,276
2021 private placements	—	6,150
	8,013	40,426

Schedule of the Outstanding Warrants

Details of the outstanding warrants are as follows:

	Year ended December 31,
	2024		2023
	Number of warrants	Weighted average exercise price (USD)	Number of warrants	Weighted average exercise price (USD)
Outstanding, January 1,	35,105,390	2.83	19,152,797	4.21
Granted	—	—	25,222,223	1.18
Exercised	(5,111,111)	1.17	(9,269,630)	1.18
Expired	(19,152,797)	4.21	—	—
Outstanding, December 31,	10,841,482	1.17	35,105,390	2.83

Schedule of Warrants and Broker Warrants

2023 warrants and broker warrants

	Remeasurement on settlement of warrants	Remeasurement at period end
Measurement date	February 12 to 28, 2024	December 31, 2024	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	87%	77%	91%
Risk-free interest rate (%)	4.67%	4.27%	4.23%
Expected life of warrants (years)	2.74	1.89	2.90
Share price (CAD)	4.42	2.13	3.85
Exercise price (USD)	1.17	1.17	1.17
Fair value of warrants (USD)	2.51	0.74	2.15
Number of warrants (exercised) outstanding	(5,111,111)	10,841,482	15,952,593

2021 warrants and broker warrants

Remeasurement at period end
Measurement date	December 31, 2023
Dividend yield (%)	—
Expected share price volatility (%)	82%
Risk-free interest rate (%)	4.23%
Expected life of warrants (years)	0.46
Share price (CAD)	3.85
Exercise price (USD)	4.20
Fair value of warrants (USD)	0.32
Number of warrants outstanding	19,127,797